FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-22583

Lincoln Advisors Trust

(Exact name of registrant as specified in charter)

1300 South Clinton Street

Fort Wayne, Indiana 46802

(Address of principal executive offices) (Zip code)

Jill R. Whitelaw, Esq.

Lincoln Financial Group

150 North Radnor Chester Road

Radnor, Pennsylvania, 19087

(Name and address of agent for service)

Copies of all communications to:

Robert A. Robertson, Esq.

Dechert LLP

2010 Main Street

Suite 500

Irvine, CA 92614

Registrant’s telephone number, including area code: (260) 455-3404

Date of fiscal year end: September 30

Date of reporting period: March 31, 2013

Item 1. Reports to Stockholders

Lincoln Advisors Trust:

Presidential Protected Profile Funds:

Presidential Protected Profile 2010 Fund

Presidential Protected Profile 2020 Fund

Presidential Protected Profile 2030 Fund

Presidential Protected Profile 2040 Fund

Presidential Protected Profile 2050 Fund

Lincoln Investment Advisors℠

Presidential℠ Protected Profile Funds

Presidential℠ Protected Profile Funds

Presidential℠ Protected Profile 2010 Fund

Presidential℠ Protected Profile 2020 Fund

Presidential℠ Protected Profile 2030 Fund

Presidential℠ Protected Profile 2040 Fund

Presidential℠ Protected Profile 2050 Fund

each a series of Lincoln Advisors Trust

Semiannual Report

March 31, 2013

PresidentialSM Protected Profile Funds Index

PresidentialSM Protected Profile Funds

Disclosure

OF FUND EXPENSES (unaudited)

For the Period October 1, 2012 to March 31, 2013

As a Fund shareholder, you incur ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. These examples are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Expense Analyses are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1, 2012 to March 31, 2013.

Actual Expenses

The first section of the tables, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the tables, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second section of the tables, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only. The Funds do not charge certain transaction fees, redemption fees, or exchange fees. Therefore, the second section of each table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Funds’ actual expenses shown in the tables reflect fee waivers in effect.

PresidentialSM Protected Profile 2010 Fund

Expense Analysis of an Investment of $ 1,000

	Beginning Account Value 10/1/12	Ending Account Value 3/31/13	Annualized Expense Ratio	Expenses Paid During Period 10/1/12 to 3/31/13*
Actual
Class A	$1,000.00	$1,039.70	0.90%	$4.58
Class C	1,000.00	1,037.70	1.15%	5.84
Class I	1,000.00	1,041.00	0.65%	3.31

Hypothetical (5% return before expenses)
Class A	$1,000.00	$1,020.44	0.90%	$4.53
Class C	1,000.00	1,019.20	1.15%	5.79
Class I	1,000.00	1,021.69	0.65%	3.28

PresidentialSM Protected Profile 2020 Fund

Expense Analysis of an Investment of $ 1,000

	Beginning Account Value 10/1/12	Ending Account Value 3/31/13	Annualized Expense Ratio	Expenses Paid During Period 10/1/12 to 3/31/13*
Actual
Class A	$1,000.00	$1,049.30	0.90%	$4.60
Class C	1,000.00	1,047.40	1.15%	5.87
Class I	1,000.00	1,050.70	0.65%	3.32

Hypothetical (5% return before expenses)
Class A	$1,000.00	$1,020.44	0.90%	$4.53
Class C	1,000.00	1,019.20	1.15%	5.79
Class I	1,000.00	1,021.69	0.65%	3.28

PresidentialSM Protected Profile 2030 Fund

Expense Analysis of an Investment of $1,000

	Beginning Account Value 10/1/12	Ending Account Value 3/31/13	Annualized Expense Ratio	Expenses Paid During Period 10/1/12 to 3/31/13*
Actual
Class A	$1,000.00	$1,054.30	0.90%	$4.61
Class C	1,000.00	1,053.40	1.15%	5.89
Class I	1,000.00	1,055.70	0.65%	3.33

Hypothetical (5% return before expenses)
Class A	$1,000.00	$1,020.44	0.90%	$4.53
Class C	1,000.00	1,019.20	1.15%	5.79
Class I	1,000.00	1,021.69	0.65%	3.28

PresidentialSM Protected Profile Funds–1

PresidentialSM Protected Profile Funds

Disclosure

OF FUND EXPENSES (unaudited) (continued)

PresidentialSM Protected Profile 2040 Fund

Expense Analysis of an Investment of $1,000

	Beginning Account Value 10/1/12	Ending Account Value 3/31/13	Annualized Expense Ratio	Expenses Paid During Period 10/1/12 to 3/31/13*
Actual
Class A	$1,000.00	$1,065.40	0.90%	$4.63
Class C	1,000.00	1,063.70	1.15%	5.92
Class I	1,000.00	1,065.90	0.65%	3.35

Hypothetical (5% return before expenses)
Class A	$1,000.00	$1,020.44	0.90%	$4.53
Class C	1,000.00	1,019.20	1.15%	5.79
Class I	1,000.00	1,021.69	0.65%	3.28

PresidentialSM Protected Profile 2050 Fund

Expense Analysis of an Investment of $1,000

	Beginning Account Value 10/1/12	Ending Account Value 3/31/13	Annualized Expense Ratio	Expenses Paid During Period 10/1/12 to 3/31/13*
Actual
Class A	$1,000.00	$1,078.70	0.90%	$4.66
Class C	1,000.00	1,077.10	1.15%	5.96
Class I	1,000.00	1,079.60	0.65%	3.37

Hypothetical (5% return before expenses)
Class A	$1,000.00	$1,020.44	0.90%	$4.53
Class C	1,000.00	1,019.20	1.15%	5.79
Class I	1,000.00	1,021.69	0.65%	3.28

*	Expenses Paid During Period are equal to each Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Each Fund operates under a fund of funds structure. Each Fund invests a significant portion of its net assets in other mutual funds, including exchange-traded funds (collectively, the Underlying Funds). In addition to the Funds’ expenses reflected above, the Funds also indirectly bear their portion of the fees and expenses of the applicable Underlying Funds. The Expense Analysis of an Investment in each table above does not reflect the expenses of the Underlying Funds.

PresidentialSM Protected Profile Funds–2

PresidentialSM Protected Profile Funds

Security Type/Sector Allocations (unaudited)

As of March 31, 2013

PresidentialSM Protected Profile 2010 Fund

Security Type/Sector	Percentage of Net Assets
Unaffiliated Investment Companies	99.41%

Commodity Fund	1.00%
Equity Funds	33.60%
Fixed Income Funds	41.89%
International Equity Funds	15.45%
International Fixed Income Fund	5.87%
Money Market Fund	1.60%

Total Value of Securities	99.41%

Receivables and Other Assets Net of Liabilites	0.59%

Total Net Assets	100.00%

PresidentialSM Protected Profile 2020 Fund

Security Type/Sector	Percentage of Net Assets
Unaffiliated Investment Companies	104.22%

Commodity Fund	1.96%
Equity Funds	39.02%
Fixed Income Funds	33.76%
International Equity Funds	19.11%
International Fixed Income Fund	2.90%
Money Market Fund	7.47%

Total Value of Securities	104.22%

Liabilities Net of Receivables and Other Assets	(4.22%)

Total Net Assets	100.00%

PresidentialSM Protected Profile 2030 Fund

Security Type/Sector	Percentage of Net Assets
Unaffiliated Investment Companies	99.45%

Commodity Fund	2.93%
Equity Funds	40.74%
Fixed Income Funds	23.71%
International Equity Funds	23.53%
International Fixed Income Fund	4.80%
Money Market Fund	3.74%

Total Value of Securities	99.45%

Receivables and Other Assets Net of Liabilites	0.55%

Total Net Assets	100.00%

PresidentialSM Protected Profile 2040 Fund

Security Type/Sector	Percentage of Net Assets
Unaffiliated Investment Companies	99.31%

Commodity Fund	2.88%
Equity Funds	44.95%
Fixed Income Funds	13.22%
International Equity Funds	30.89%
International Fixed Income Fund	2.84%
Money Market Fund	4.53%

Total Value of Securities	99.31%

Receivables and Other Assets Net of Liabilites	0.69%

Total Net Assets	100.00%

PresidentialSM Protected Profile 2050 Fund

Security Type/Sector	Percentage of Net Assets
Unaffiliated Investment Companies	99.35%

Commodity Fund	2.82%
Equity Funds	47.76%
Fixed Income Fund	3.70%
International Equity Funds	38.47%
Money Market Fund	6.60%

Total Value of Securities	99.35%

Receivables and Other Assets Net of Liabilites	0.65%

Total Net Assets	100.00%

PresidentialSM Protected Profile Funds–3

PresidentialSM Protected Profile 2010 Fund

Statement of Net Assets

March 31, 2013 (Unaudited)

	Number of Shares	Value (U.S. $)
UNAFFILIATED INVESTMENT COMPANIES–99.41%
Commodity Fund–1.00%
†iShares S&P GSCI Commodity Indexed Trust	3,555	$116,960

		116,960

Equity Funds–33.60%
iShares Russell 2000 Index Fund	2,463	232,162
iShares S&P MidCap 400 Index Fund	2,039	234,628
SPDR® S&P 500 ETF	22,106	3,460,693

		3,927,483

Fixed Income Funds–41.89%
iShares Barclays 0-5 Year TIPS Bond Fund	5,511	570,389
iShares Barclays TIPS Bond Fund	7,532	913,255
iShares Floating Rate Note Fund	6,736	341,380
Vanguard Mortgage-Backed Securities ETF	10,877	567,127
Vanguard Total Bond Market ETF	29,953	2,505,269

		4,897,420

	Number of Shares	Value (U.S. $)
UNAFFILIATED INVESTMENT COMPANIES (continued)
International Equity Funds–15.45%
iShares Core MSCI Emerging Markets ETF	4,387	$222,684
iShares FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index Fund	6,734	229,966
Vanguard MSCI EAFE ETF	37,157	1,353,630

		1,806,280

International Fixed Income Fund–5.87%
SPDR® Barclays Capital International Treasury Bond ETF	11,722	685,737

		685,737

Money Market Fund–1.60%
Dreyfus Treasury & Agency Cash Management Fund	187,334	187,334

		187,334

Total Unaffiliated Investment Companies (Cost $10,958,211)		11,621,214

TOTAL VALUE OF SECURITIES–99.41% (Cost $10,958,211)	11,621,214
«RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.59%	69,520

NET ASSETS APPLICABLE TO 1,071,324 SHARES OUTSTANDING–100.00%.	$11,690,734

NET ASSET VALUE–PRESIDENTIALSM PROTECTED PROFILE 2010 FUND CLASS A ($9,470,096 / 867,917 Shares)	$10.91

NET ASSET VALUE–PRESIDENTIALSM PROTECTED PROFILE 2010 FUND CLASS C ($11,082 / 1,017 Shares)	$10.90

NET ASSET VALUE–PRESIDENTIALSM PROTECTED PROFILE 2010 FUND CLASS I ($2,209,556 / 202,390 Shares)	$10.92

COMPONENTS OF NET ASSETS AT MARCH 31, 2013:
Shares of beneficial interest (unlimited authorization–no par)	$11,106,402
Undistributed net investment income	3,217
Accumulated net realized loss on investments	(93,171)
Net unrealized appreciation of investments and derivatives.	674,286

Total net assets	$11,690,734

†	Non-income producing for the period.
«	Includes $32,500 cash and $19,648 foreign currencies pledged as collateral for futures contracts.

Net Asset Value and Offering Price Per Share–PresidentialSM Protected Profile 2010 Fund
Net asset value Class A (A)	$10.91
Sales charge (5.75% of offering price) (B)	0.67

Offering price	$11.58

(A)	Net asset value per share, as illustrated, is the amount which would be paid upon redemption or repurchase of shares.
(B)	See the current prospectus for purchases of $50,000 or more.

PresidentialSM Protected Profile Funds–4

PresidentialSM Protected Profile 2010 Fund

Statement of Net Assets (continued)

The following futures contracts were outstanding at March 31, 2013:1

Futures Contracts

Contracts to Buy (Sell)	Notional Cost (Proceeds)	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
(8) E-mini S&P 500 Index	$(615,102)	$(625,080)	6/22/13	$(9,978)
(2) Euro Currency	(327,882)	(320,575)	6/20/13	7,307
(8) Euro STOXX 50 Index	(276,035)	(261,908)	6/25/13	14,127

	$(1,219,019)			$11,456

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional values presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1]	See Note 7 in “Notes to Financial Statements.”

Summary of Abbreviations:

ETF–Exchange-Traded Fund

SPDR–Standard & Poor Depositary Receipt

See accompanying notes, which are an integral part of the financial statements.

PresidentialSM Protected Profile Funds–5

PresidentialSM Protected Profile 2020 Fund

Statement of Net Assets

March 31, 2013 (Unaudited)

	Number of Shares	Value (U.S. $)
UNAFFILIATED INVESTMENT COMPANIES–104.22%
Commodity Fund–1.96%
†iShares S&P GSCI Commodity Indexed Trust	7,221	$237,571

		237,571

Equity Funds–39.02%
iShares Russell 2000 Index Fund	3,773	355,643
iShares S&P MidCap 400 Index Fund	3,115	358,443
SPDR® S&P 500 ETF	25,633	4,012,846

		4,726,932

Fixed Income Funds–33.76%
iShares Barclays 0-5 Year TIPS Bond Fund	3,382	350,037
iShares Barclays TIPS Bond Fund	5,785	701,431
iShares Floating Rate Note Fund	6,897	349,540
Vanguard Mortgage-Backed Securities ETF	6,701	349,390
Vanguard Total Bond Market ETF	27,958	2,338,407

		4,088,805

	Number of Shares	Value (U.S. $)
UNAFFILIATED INVESTMENT COMPANIES (continued)
International Equity Funds–19.11%
iShares Core MSCI Emerging Markets ETF	6,749	$342,579
iShares FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index Fund	6,887	235,191
Vanguard MSCI EAFE ETF	47,693	1,737,456

		2,315,226

International Fixed Income Fund–2.90%
SPDR® Barclays Capital International Treasury Bond ETF	5,995	350,708

		350,708

Money Market Fund–7.47%
Dreyfus Treasury & Agency Cash Management Fund	905,217	905,217

		905,217

Total Unaffiliated Investment Companies (Cost $11,901,820)		12,624,459

TOTAL VALUE OF SECURITIES–104.22% (Cost $11,901,820)	12,624,459
«LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(4.22%)	(510,647)

NET ASSETS APPLICABLE TO 1,100,108 SHARES OUTSTANDING–100.00%.	$12,113,812

NET ASSET VALUE–PRESIDENTIALSM PROTECTED PROFILE 2020 FUND CLASS A ($9,855,055 / 895,077 Shares)	$11.01

NET ASSET VALUE–PRESIDENTIALSM PROTECTED PROFILE 2020 FUND CLASS C ($11,183 / 1,017 Shares)	$11.00

NET ASSET VALUE–PRESIDENTIALSM PROTECTED PROFILE 2020 FUND CLASS I ($2,247,574 / 204,014 Shares)	$11.02

COMPONENTS OF NET ASSETS AT MARCH 31, 2013:
Shares of beneficial interest (unlimited authorization–no par)	$11,493,715
Undistributed net investment income	11,853
Accumulated net realized loss on investments	(123,375)
Net unrealized appreciation of investments and derivatives.	731,619

Total net assets	$12,113,812

†	Non-income producing for the period.
«	Includes $26,750 cash and $19,648 foreign currencies pledged as collateral for futures contracts and $596,211 payable for securities purchased as of March 31, 2013.

Net Asset Value and Offering Price Per Share–PresidentialSM Protected Profile 2020 Fund
Net asset value Class A (A)	$11.01
Sales charge (5.75% of offering price) (B)	0.67

Offering price	$11.68

(A)	Net asset value per share, as illustrated, is the amount which would be paid upon redemption or repurchase of shares.
(B)	See the current prospectus for purchases of $50,000 or more.

PresidentialSM Protected Profile Funds–6

PresidentialSM Protected Profile 2020 Fund

Statement of Net Assets (continued)

The following futures contracts were outstanding at March 31, 2013:1

Futures Contracts

Contracts to Buy (Sell)	Notional Cost (Proceeds)	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
(7) E-mini S&P 500 Index	$(538,214)	$(546,945)	6/22/13	$(8,731)
(1) Euro Currency	(163,941)	(160,288)	6/20/13	3,653
(8) Euro STOXX 50 Index	(276,140)	(261,908)	6/25/13	14,232

	$(978,295)			$9,154

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional values presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1]	See Note 7 in “Notes to Financial Statements.”

Summary of Abbreviations:

ETF–Exchange-Traded Fund

SPDR–Standard & Poor Depositary Receipt

See accompanying notes, which are an integral part of the financial statements.

PresidentialSM Protected Profile Funds–7

PresidentialSM Protected Profile 2030 Fund

Statement of Net Assets

March 31, 2013 (Unaudited)

	Number of Shares	Value (U.S. $)
UNAFFILIATED INVESTMENT COMPANIES–99.45%
Commodity Fund–2.93%
†iShares S&P GSCI Commodity Indexed Trust	7,687	$252,902

		252,902

Equity Funds–40.74%
iShares Russell 2000 Index Fund	2,680	252,617
iShares S&P MidCap 400 Index Fund	2,219	255,340
SPDR® S&P 500 ETF	19,249	3,013,430

		3,521,387

Fixed Income Funds–23.71%
iShares Barclays 0-5 Year TIPS Bond Fund	1,599	165,497
iShares Barclays TIPS Bond Fund	1,367	165,749
iShares Floating Rate Note Fund	1,631	82,659
Vanguard Mortgage-Backed Securities ETF	3,127	163,042
Vanguard Total Bond Market ETF	17,611	1,472,984

		2,049,931

	Number of Shares	Value (U.S. $)
UNAFFILIATED INVESTMENT COMPANIES (continued)
International Equity Funds–23.53%
iShares Core MSCI Emerging Markets ETF	6,368	$323,240
iShares FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index Fund	4,885	166,823
Vanguard MSCI EAFE ETF	37,821	1,377,819
Vanguard Total World Stock ETF	3,173	165,884

		2,033,766

International Fixed Income Fund–4.80%
SPDR® Barclays Capital International Treasury Bond ETF	7,088	414,648

		414,648

Money Market Fund–3.74%
Dreyfus Treasury & Agency Cash Management Fund	323,673	323,673

		323,673

Total Unaffiliated Investment Companies (Cost $7,994,089)		8,596,307

TOTAL VALUE OF SECURITIES–99.45% (Cost $7,994,089)	8,596,307
«RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.55%	47,458

NET ASSETS APPLICABLE TO 785,268 SHARES OUTSTANDING–100.00%	$8,643,765

NET ASSET VALUE–PRESIDENTIALSM PROTECTED PROFILE 2030 FUND CLASS A ($6,405,156 / 581,990 Shares)	$11.01

NET ASSET VALUE–PRESIDENTIALSM PROTECTED PROFILE 2030 FUND CLASS C ($11,172 / 1,016 Shares)	$11.00

NET ASSET VALUE–PRESIDENTIALSM PROTECTED PROFILE 2030 FUND CLASS I ($2,227,437 / 202,262 Shares)	$11.01

COMPONENTS OF NET ASSETS AT MARCH 31, 2013:
Shares of beneficial interest (unlimited authorization–no par)	$8,147,036
Undistributed net investment income	12,287
Accumulated net realized loss on investments	(126,247)
Net unrealized appreciation of investments and derivatives.	610,689

Total net assets	$8,643,765

†	Non-income producing for the period.
«	Includes 23,250 cash and and $17,192 foreign currencies foreign currencies pledged as collateral for futures contracts and $20,822 payable for securities purchased as of March 31, 2013.

Net Asset Value and Offering Price Per Share–PresidentialSM Protected Profile 2030 Fund
Net asset value Class A (A)	$11.01
Sales charge (5.75% of offering price) (B)	0.67

Offering price	$11.68

(A)	Net asset value per share, as illustrated, is the amount which would be paid upon redemption or repurchase of shares.
(B)	See the current prospectus for purchases of $50,000 or more.

PresidentialSM Protected Profile Funds–8

PresidentialSM Protected Profile 2030 Fund

Statement of Net Assets (continued)

The following futures contracts were outstanding at March 31, 2013:1

Futures Contracts

Contracts to Buy (Sell)	Notional Cost (Proceeds)	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
(6) E-mini S&P 500 Index	$(461,327)	$(468,810)	6/22/13	$(7,483)
(1) Euro Currency	(163,941)	(160,288)	6/20/13	3,653
(7) Euro STOXX 50 Index	(241,622)	(229,169)	6/25/13	12,453

	$(866,890)			$8,623

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional values presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1]	See Note 7 in “Notes to Financial Statements.”

Summary of Abbreviations:

ETF–Exchange-Traded Fund

SPDR–Standard & Poor Depositary Receipt

See accompanying notes, which are an integral part of the financial statements.

PresidentialSM Protected Profile Funds–9

PresidentialSM Protected Profile 2040 Fund

Statement of Net Assets

March 31, 2013 (Unaudited)

	Number of Shares	Value (U.S. $)
UNAFFILIATED INVESTMENT COMPANIES–99.31%
Commodity Fund–2.88%
†iShares S&P GSCI Commodity Indexed Trust	4,703	$154,729

		154,729

Equity Funds–44.95%
iShares Russell 2000 Index Fund	2,188	206,241
iShares S&P MidCap 400 Index Fund	1,809	208,162
SPDR® S&P 500 ETF	12,761	1,997,735

		2,412,138

Fixed Income Funds–13.22%
iShares Floating Rate Note Fund	995	50,427
Vanguard Mortgage-Backed Securities ETF	971	50,628
Vanguard Total Bond Market ETF	7,274	608,397

		709,452

	Number of Shares	Value (U.S. $)
UNAFFILIATED INVESTMENT COMPANIES (continued)
International Equity Funds–30.89%
iShares Core MSCI Emerging Markets ETF	4,866	$246,998
iShares FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index Fund	4,483	153,094
Vanguard MSCI EAFE ETF	28,943	1,054,393
Vanguard Total World Stock ETF	3,885	203,108

		1,657,593

International Fixed Income Fund–2.84%
SPDR® Barclays Capital International Treasury Bond ETF	2,602	152,217

		152,217

Money Market Fund–4.53%
Dreyfus Treasury & Agency Cash Management Fund	243,398	243,398

		243,398

Total Unaffiliated Investment Companies (Cost $4,842,918)		5,329,527

TOTAL VALUE OF SECURITIES–99.31% (Cost $4,842,918)	5,329,527
«RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.69%	37,210

NET ASSETS APPLICABLE TO 481,335 SHARES OUTSTANDING–100.00%	$5,366,737

NET ASSET VALUE–PRESIDENTIALSM PROTECTED PROFILE 2040 FUND CLASS A ($3,081,404 / 276,429 Shares)	$11.15

NET ASSET VALUE–PRESIDENTIALSM PROTECTED PROFILE 2040 FUND CLASS C ($11,338 / 1,018 Shares)	$11.14

NET ASSET VALUE–PRESIDENTIALSM PROTECTED PROFILE 2040 FUND CLASS I ($2,273,995 / 203,888 Shares)	$11.15

COMPONENTS OF NET ASSETS AT MARCH 31, 2013:
Shares of beneficial interest (unlimited authorization–no par)	$4,974,226
Undistributed net investment income	8,525
Accumulated net realized loss on investments	(108,315)
Net unrealized appreciation of investments and derivatives.	492,301

Total net assets	$5,366,737

†	Non-income producing for the period.
«	Includes $16,250 cash and $9,824 foreign currencies pledged as collateral for futures contracts.

Net Asset Value and Offering Price Per Share–PresidentialSM Protected Profile 2040 Fund
Net asset value Class A (A)	$11.15
Sales charge (5.75% of offering price) (B)	0.68

Offering price	$11.83

(A)	Net asset value per share, as illustrated, is the amount which would be paid upon redemption or repurchase of shares.
(B)	See the current prospectus for purchases of $50,000 or more.

PresidentialSM Protected Profile Funds–10

PresidentialSM Protected Profile 2040 Fund

Statement of Net Assets (continued)

The following futures contracts were outstanding at March 31, 2013:1

Futures Contracts

Contracts to Buy (Sell)	Notional Cost (Proceeds)	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
(4) E-mini S&P 500 Index	$(307,551)	$(312,540)	6/22/13	$(4,989)
(1) Euro Currency	(163,941)	(160,288)	6/20/13	3,653
(4) Euro STOXX 50 Index	(138,070)	(130,954)	6/25/13	7,116

	$(609,562)			$5,780

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional values presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1]	See Note 7 in “Notes to Financial Statements.”

Summary of Abbreviations:

ETF–Exchange-Traded Fund

SPDR–Standard & Poor Depositary Receipt

See accompanying notes, which are an integral part of the financial statements.

PresidentialSM Protected Profile Funds–11

PresidentialSM Protected Profile 2050 Fund

Statement of Net Assets

March 31, 2013 (Unaudited)

	Number of Shares	Value (U.S. $)
UNAFFILIATED INVESTMENT COMPANIES–99.35%
Commodity Fund–2.82%
†iShares S&P GSCI Commodity Indexed Trust	3,295	$108,406

		108,406

Equity Funds–47.76%
iShares Russell 2000 Index Fund	1,531	144,312
iShares S&P MidCap 400 Index Fund	1,267	145,794
SPDR® S&P 500 ETF	9,863	1,544,051

		1,834,157

Fixed Income Fund–3.70%
Vanguard Total Bond Market ETF	1,700	142,188

		142,188

	Number of Shares	Value (U.S. $)
UNAFFILIATED INVESTMENT COMPANIES (continued)
International Equity Funds–38.47%
iShares Core MSCI Emerging Markets ETF	4,093	$207,761
iShares FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index Fund	3,141	107,265
Vanguard MSCI EAFE ETF	28,006	1,020,259
Vanguard Total World Stock ETF	2,720	142,202

		1,477,487

Money Market Fund–6.60%
Dreyfus Treasury & Agency Cash Management Fund	253,264	253,264

		253,264

Total Unaffiliated Investment Companies (Cost $3,383,850)		3,815,502

TOTAL VALUE OF SECURITIES–99.35% (Cost $3,383,850)	3,815,502
« RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.65%	24,886

NET ASSETS APPLICABLE TO 343,531 SHARES OUTSTANDING–100.00%	$3,840,388

NET ASSET VALUE–PRESIDENTIALSM PROTECTED PROFILE 2050 FUND CLASS A ($1,464,307 / 131,024 Shares)	$11.18

NET ASSET VALUE–PRESIDENTIALSM PROTECTED PROFILE 2050 FUND CLASS C ($11,401 / 1,021 Shares)	$11.17

NET ASSET VALUE–PRESIDENTIALSM PROTECTED PROFILE 2050 FUND CLASS I ($2,364,680 / 211,486 Shares)	$11.18

COMPONENTS OF NET ASSETS AT MARCH 31, 2013:
Shares of beneficial interest (unlimited authorization–no par)	$3,509,017
Undistributed net investment income	7,004
Accumulated net realized loss on investments	(113,678)
Net unrealized appreciation of investments and derivatives.	438,045

Total net assets	$3,840,388

†	Non-income producing for the period.
«	Includes $9,250 cash and $7,368 foreign currencies pledged as collateral for futures contracts.

Net Asset Value and Offering Price Per Share–PresidentialSM Protected Profile 2050 Fund
Net asset value Class A (A)	$11.18
Sales charge (5.75% of offering price) (B)	0.68

Offering price	$11.86

(A)	Net asset value per share, as illustrated, is the amount which would be paid upon redemption or repurchase of shares.
(B)	See the current prospectus for purchases of $50,000 or more.

PresidentialSM Protected Profile Funds–12

PresidentialSM Protected Profile 2050 Fund

Statement of Net Assets (continued)

The following futures contracts were outstanding at March 31, 2013:1

Futures Contracts

Contracts to Buy (Sell)	Notional Cost (Proceeds)	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
(2) E-mini S&P 500 Index	$(153,776)	$(156,270)	6/22/13	$(2,494)
(1) Euro Currency	(163,941)	(160,288)	6/20/13	3,653
(3) Euro STOXX 50 Index	(103,513)	(98,215)	6/25/13	5,298

	$(421,230)			$6,457

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional values presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1]	See Note 7 in “Notes to Financial Statements.”

Summary of Abbreviations:

ETF–Exchange-Traded Fund

SPDR–Standard & Poor Depositary Receipt

See accompanying notes, which are an integral part of the financial statements.

PresidentialSM Protected Profile Funds–13

PresidentialSM Protected Profile Funds

Statements of Operations

Six months ended March 31, 2013 (Unaudited)

	PresidentialSM Protected Profile 2010 Fund	PresidentialSM Protected Profile 2020 Fund	PresidentialSM Protected Profile 2030 Fund	PresidentialSM Protected Profile 2040 Fund	PresidentialSM Protected Profile 2050 Fund
INVESTMENT INCOME:
Dividends from unaffiliated investment companies	$107,962	$93,188	$68,282	$44,492	$34,555

EXPENSES:
Accounting and administration expenses	56,972	53,866	48,557	42,376	39,305
Management fees	20,436	17,672	12,811	8,264	6,190
Registration fees	19,272	18,543	16,828	18,424	17,278
Distribution fees-Class A	10,080	8,324	5,315	2,434	1,052
Transfer agent fees and expenses	9,925	9,915	9,915	9,915	9,915
Professional fees	9,059	8,896	8,600	8,572	8,685
Shareholder servicing fees	7,664	6,627	4,804	3,099	2,321
Reports and statements to shareholders	4,203	4,096	4,068	3,089	3,488
Service fees	4,127	4,074	3,981	3,921	3,896
Custodian fees	1,595	1,464	1,379	693	464
Pricing fees	162	162	174	150	112
Trustees’ fees	88	73	54	37	31
Distribution fees-Class C	27	27	27	27	27
Other.	1,673	1,570	1,404	1,307	1,261

	145,283	135,309	117,917	102,308	94,025
Less expenses waived/reimbursed	(101,966)	(98,241)	(91,758)	(86,418)	(82,888)

Total operating expenses	43,317	37,068	26,159	15,890	11,137

NET INVESTMENT INCOME	64,645	56,120	42,123	28,602	23,418

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) from:
Distributions from unaffiliated investment companies	13,455	8,619	4,876	1,920	476
Sale of investments in unaffiliated investment companies	8,222	18,217	16,990	18,687	17,605
Futures contracts	(50,825)	(60,459)	(50,080)	(35,221)	(29,383)
Foreign currencies	(166)	(89)	11	44	257

Net realized loss	(29,314)	(33,712)	(28,203)	(14,570)	(11,045)

Net change in unrealized appreciation (depreciation) of:
Investments	394,225	454,720	384,639	287,140	243,198
Futures contracts	7,068	(1,489)	2,972	125	2,651
Foreign currencies	(119)	(21)	(80)	4	(18)

Net change in unrealized appreciation (depreciation)	401,174	453,210	387,531	287,269	245,831

NET REALIZED AND UNREALIZED GAIN	371,860	419,498	359,328	272,699	234,786

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$436,505	$475,618	$401,451	$301,301	$258,204

See accompanying notes, which are an integral part of the financial statements.

PresidentialSM Protected Profile Funds–14

PresidentialSM Protected Profile Funds

Statements of Changes in Net Assets

	PresidentialSM Protected Profile 2010 Fund		PresidentialSM Protected Profile 2020 Fund		PresidentialSM Protected Profile 2030 Fund
	Six Months Ended 3/31/13 (Unaudited)	11/2/11* to 9/30/12	Six Months Ended 3/31/13 (Unaudited)	11/2/11* to 9/30/12	Six Months Ended 3/31/13 (Unaudited)	11/2/11* to 9/30/12
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$64,645	$63,409	$56,120	$64,066	$42,123	$52,289
Net realized loss.	(29,314)	(55,376)	(33,712)	(84,153)	(28,203)	(95,144)
Net change in unrealized appreciation (depreciation)	401,174	273,112	453,210	278,409	387,531	223,158

Net increase in net assets resulting from operations	436,505	281,145	475,618	258,322	401,451	180,303

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income:
Class A	(61,215)	(19,635)	(51,178)	(15,221)	(34,669)	(6,750)
Class C	(68)	(91)	(66)	(98)	(58)	(101)
Class I	(16,254)	(27,220)	(15,974)	(28,688)	(14,264)	(29,212)
Net realized gain:
Class A	(7,063)	—	(2,047)	—	—	—
Class C	(9)	—	(3)	—	—	—
Class I	(1,806)	—	(607)	—	—	—

	(86,415)	(46,946)	(69,875)	(44,007)	(48,991)	(36,063)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Class A	4,405,451	5,913,435	5,358,339	4,391,718	4,916,790	2,238,458
Class C	—	10,000	—	10,000	—	10,000
Class I	—	1,979,884	5,019	1,991,442	—	1,980,075
Net asset value of shares issued upon reinvestment of dividends and distributions:
Class A	68,278	19,635	53,225	15,221	34,669	6,750
Class C	77	91	69	98	58	101
Class I	18,060	27,220	16,581	28,688	14,264	29,212

	4,491,866	7,950,265	5,433,233	6,437,167	4,965,781	4,264,596

Cost of shares repurchased:
Class A	(875,910)	(459,776)	(285,871)	(90,714)	(810,082)	(273,230)
Class I	—	—	(41)	(20)	—	—

	(875,910)	(459,776)	(285,912)	(90,734)	(810,082)	(273,230)

Increase in net assets derived from capital share transactions.	3,615,956	7,490,489	5,147,321	6,346,433	4,155,699	3,991,366

NET INCREASE IN NET ASSETS	3,966,046	7,724,688	5,553,064	6,560,748	4,508,159	4,135,606
NET ASSETS:
Beginning of period	7,724,688	—	6,560,748	—	4,135,606	—

End of period	$11,690,734	$7,724,688	$12,113,812	$6,560,748	$8,643,765	$4,135,606

Undistributed net investment income	$3,217	$17,923	$11,853	$21,679	$12,287	$16,955

*	Date of commencement of operations.

See accompanying notes, which are an integral part of the financial statements.

PresidentialSM Protected Profile Funds–15

PresidentialSM Protected Profile Funds

Statements of Changes in Net Assets (continued)

	PresidentialSM Protected Profile 2040 Fund		PresidentialSM Protected Profile 2050 Fund
	Six Months Ended 3/31/13 (Unaudited)	11/2/11* to 9/30/12	Six Months Ended 3/31/13 (Unaudited)	11/2/11* to 9/30/12
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$28,602	$48,755	$23,418	$50,070
Net realized loss.	(14,570)	(93,311)	(11,045)	(102,384)
Net change in unrealized appreciation (depreciation)	287,269	205,032	245,831	192,214

Net increase in net assets resulting from operations	301,301	160,476	258,204	139,900

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income:
Class A	(18,624)	(2,204)	(11,206)	(553)
Class C	(67)	(113)	(91)	(120)
Class I	(15,985)	(31,857)	(21,965)	(32,837)
Net realized gain:
Class A	(252)	—	—	—
Class C	(1)	—	—	—
Class I	(202)	—	—	—

	(35,131)	(34,174)	(33,262)	(33,510)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Class A	2,281,086	1,004,292	1,167,570	259,757
Class C	—	10,000	—	10,000
Class I	—	1,991,582	6,121	2,064,783
Net asset value of shares issued upon reinvestment of dividends and distributions:
Class A	18,876	2,204	11,206	553
Class C	68	113	91	120
Class I	16,187	31,857	21,965	32,837

	2,316,217	3,040,048	1,206,953	2,368,050

Cost of shares repurchased:
Class A	(256,810)	(125,138)	(52,531)	(1,000)
Class I	(31)	(21)	(258)	(12,158)

	(256,841)	(125,159)	(52,789)	(13,158)

Increase in net assets derived from capital share transactions	2,059,376	2,914,889	1,154,164	2,354,892

NET INCREASE IN NET ASSETS	2,325,546	3,041,191	1,379,106	2,461,282
NET ASSETS:
Beginning of period	3,041,191	—	2,461,282	—

End of period	$5,366,737	$3,041,191	$3,840,388	$2,461,282

Undistributed net investment income	$8,525	$14,173	$7,004	$16,404

*	Date of commencement of operations.

See accompanying notes, which are an integral part of the financial statements.

PresidentialSM Protected Profile Funds–16

PresidentialSM Protected Profile 2010 Fund

Financial Highlights

Selected data for each share of the Fund outstanding throughout each period were as follows:

	PresidentialSM Protected Profile 2010 Fund Class A
	Six Months Ended 3/31/13[1] (Unaudited)	11/2/11[2] to 9/30/12
Net asset value, beginning of period	$10.58	$10.00

Income from investment operations:
Net investment income[3]	0.06	0.17
Net realized and unrealized gain.	0.36	0.52

Total from investment operations	0.42	0.69

Less dividends and distributions from:
Net investment income	(0.08)	(0.11)
Net realized gain	(0.01)	—

Total dividends and distributions	(0.09)	(0.11)

Net asset value, end of period	$10.91	$10.58

Total return[4]	3.97%	6.95%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$9,470	$5,592
Ratio of expenses to average net assets[5]	0.90%	0.86%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[5]	2.89%	5.41%
Ratio of net investment income to average net assets	1.21%	1.79%
Ratio of net investment loss to average net assets prior to expenses waived/reimbursed	(0.78%)	(2.76%)
Portfolio turnover	15%	42%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Date of commencement of operations; ratios have been annualized and total return and portfolio turnover have not been annualized.
[3]	The average shares outstanding method has been applied for per share information.
[4]

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects waivers by the manager and distributor. Performance would have been lower had the waivers not been in effect.

[5]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

PresidentialSM Protected Profile Funds–17

PresidentialSM Protected Profile 2010 Fund

Financial Highlights (continued)

Selected data for each share of the Fund outstanding throughout each period were as follows:

	PresidentialSM Protected Profile 2010 Fund Class C
	Six Months Ended 3/31/13[1] (Unaudited)	11/2/11[2] to 9/30/12
Net asset value, beginning of period	$10.58	$10.00

Income from investment operations:
Net investment income[3]	0.05	0.14
Net realized and unrealized gain	0.35	0.53

Total from investment operations	0.40	0.67

Less dividends and distributions from:
Net investment income	(0.07)	(0.09)
Net realized gain	(0.01)	—

Total dividends and distributions	(0.08)	(0.09)

Net asset value, end of period	$10.90	$10.58

Total return[4]	3.77%	6.76%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$11	$11
Ratio of expenses to average net assets[5]	1.15%	1.11%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[5]	3.14%	5.66%
Ratio of net investment income to average net assets	0.96%	1.54%
Ratio of net investment loss to average net assets prior to expenses waived/reimbursed	(1.03%)	(3.01%)
Portfolio turnover	15%	42%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Date of commencement of operations; ratios have been annualized and total return and portfolio turnover have not been annualized.
[3]	The average shares outstanding method has been applied for per share information.
[4]

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects waivers by the manager and distributor. Performance would have been lower had the waivers not been in effect.

[5]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

PresidentialSM Protected Profile Funds–18

PresidentialSM Protected Profile 2010 Fund

Financial Highlights (continued)

Selected data for each share of the Fund outstanding throughout each period were as follows:

	PresidentialSM Protected Profile 2010 Fund Class I
	Six Months Ended 3/31/13[1] (Unaudited)	11/2/11[2] to 9/30/12
Net asset value, beginning of period	$10.58	$10.00

Income from investment operations:
Net investment income[3]	0.08	0.19
Net realized and unrealized gain	0.35	0.53

Total from investment operations	0.43	0.72

Less dividends and distributions from:
Net investment income	(0.08)	(0.14)
Net realized gain	(0.01)	—

Total dividends and distributions	(0.09)	(0.14)

Net asset value, end of period	$10.92	$10.58

Total return[4]	4.10%	7.23%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$2,210	$2,122
Ratio of expenses to average net assets[5]	0.65%	0.61%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[5] .	2.64%	5.16%
Ratio of net investment income to average net assets	1.46%	2.04%
Ratio of net investment loss to average net assets prior to expenses waived/reimbursed	(0.53%)	(2.51%)
Portfolio turnover.	15%	42%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Date of commencement of operations; ratios have been annualized and total return and portfolio turnover have not been annualized.
[3]	The average shares outstanding method has been applied for per share information.
[4]

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[5]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

PresidentialSM Protected Profile Funds–19

PresidentialSM Protected Profile 2020 Fund

Financial Highlights

Selected data for each share of the Fund outstanding throughout each period were as follows:

	PresidentialSM Protected Profile 2020 Fund Class A
	Six Months Ended 3/31/13[1] (Unaudited)	11/2/11[2] to 9/30/12
Net asset value, beginning of period	$10.57	$10.00

Income from investment operations:
Net investment income[3]	0.06	0.18
Net realized and unrealized gain.	0.46	0.51

Total from investment operations	0.52	0.69

Less dividends and distributions from:
Net investment income	(0.08)	(0.12)
Net realized gain	— [4]	—

Total dividends and distributions	(0.08)	(0.12)

Net asset value, end of period	$11.01	$10.57

Total return[5]	4.93%	6.93%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$9,855	$4,415
Ratio of expenses to average net assets[6]	0.90%	0.86%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[6]	3.12%	5.73%
Ratio of net investment income to average net assets	1.20%	1.93%
Ratio of net investment loss to average net assets prior to expenses waived/reimbursed	(1.02%)	(2.94%)
Portfolio turnover	9%	29%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Date of commencement of operations; ratios have been annualized and total return and portfolio turnover have not been annualized.
[3]	The average shares outstanding method has been applied for per share information.
[4]	Net realized gain on investments distributions of $2,047 were made by the Fund’s Class A, which calculated to de minimus amounts of $0.00 per share.
[5]

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects waivers by the manager and distributor. Performance would have been lower had the waivers not been in effect.

[6]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

PresidentialSM Protected Profile Funds–20

PresidentialSM Protected Profile 2020 Fund

Financial Highlights (continued)

Selected data for each share of the Fund outstanding throughout each period were as follows:

	PresidentialSM Protected Profile 2020 Fund Class C
	Six Months Ended 3/31/13[1] (Unaudited)	11/2/11[2] to 9/30/12
Net asset value, beginning of period	$10.57	$10.00

Income from investment operations:
Net investment income[3]	0.05	0.16
Net realized and unrealized gain	0.45	0.51

Total from investment operations	0.50	0.67

Less dividends and distributions from:
Net investment income	(0.07)	(0.10)
Net realized gain	— [4]	—

Total dividends and distributions	(0.07)	(0.10)

Net asset value, end of period	$11.00	$10.57

Total return[5]	4.74%	6.74%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$11	$11
Ratio of expenses to average net assets[6]	1.15%	1.11%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[6]	3.37%	5.98%
Ratio of net investment income to average net assets	0.95%	1.68%
Ratio of net investment loss to average net assets prior to expenses waived/reimbursed	(1.27%)	(3.19%)
Portfolio turnover	9%	29%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Date of commencement of operations; ratios have been annualized and total return and portfolio turnover have not been annualized.
[3]	The average shares outstanding method has been applied for per share information.
[4]	Net realized gain on investments distributions of $3 were made by the Fund’s Class C, which calculated to de minimus amounts of $0.00 per share.
[5]

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects waivers by the manager and distributor. Performance would have been lower had the waivers not been in effect.

[6]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

PresidentialSM Protected Profile Funds–21

PresidentialSM Protected Profile 2020 Fund

Financial Highlights (continued)

Selected data for each share of the Fund outstanding throughout each period were as follows:

	PresidentialSM Protected Profile 2020 Fund Class I
	Six Months Ended 3/31/13[1] (Unaudited)	11/2/11[2] to 9/30/12
Net asset value, beginning of period	$10.57	$10.00

Income from investment operations:
Net investment income[3]	0.08	0.20
Net realized and unrealized gain	0.45	0.51

Total from investment operations	0.53	0.71

Less dividends and distributions from:
Net investment income	(0.08)	(0.14)
Net realized gain	— [4]	—

Total dividends and distributions	(0.08)	(0.14)

Net asset value, end of period	$11.02	$10.57

Total return[5]	5.07%	7.21%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$2,248	$2,135
Ratio of expenses to average net assets[6]	0.65%	0.61%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[6] .	2.87%	5.48%
Ratio of net investment income to average net assets	1.45%	2.18%
Ratio of net investment loss to average net assets prior to expenses waived/reimbursed	(0.77%)	(2.69%)
Portfolio turnover.	9%	29%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Date of commencement of operations; ratios have been annualized and total return and portfolio turnover have not been annualized.
[3]	The average shares outstanding method has been applied for per share information.
[4]	Net realized gain on investments distributions of $607 were made by the Fund’s Class I, which calculated to de minimus amounts of $0.00 per share.
[5]

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[6]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

PresidentialSM Protected Profile Funds–22

PresidentialSM Protected Profile 2030 Fund

Financial Highlights

Selected data for each share of the Fund outstanding throughout each period were as follows:

	PresidentialSM Protected Profile 2030 Fund Class A
	Six Months Ended 3/31/13[1] (Unaudited)	11/2/11[2] to 9/30/12
Net asset value, beginning of period	$10.51	$10.00

Income from investment operations:
Net investment income[3]	0.07	0.18
Net realized and unrealized gain.	0.50	0.45

Total from investment operations	0.57	0.63

Less dividends and distributions from:
Net investment income	(0.07)	(0.12)

Total dividends and distributions	(0.07)	(0.12)

Net asset value, end of period	$11.01	$10.51

Total return[4]	5.43%	6.36%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$6,405	$2,015
Ratio of expenses to average net assets[5]	0.90%	0.85%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[5]	3.75%	6.90%
Ratio of net investment income to average net assets	1.22%	1.94%
Ratio of net investment loss to average net assets prior to expenses waived/reimbursed	(1.63%)	(4.11%)
Portfolio turnover	20%	31%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Date of commencement of operations; ratios have been annualized and total return and portfolio turnover have not been annualized.
[3]	The average shares outstanding method has been applied for per share information.
[4]

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects waivers by the manager and distributor. Performance would have been lower had the waivers not been in effect.

[5]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

PresidentialSM Protected Profile Funds–23

PresidentialSM Protected Profile 2030 Fund

Financial Highlights (continued)

Selected data for each share of the Fund outstanding throughout each period were as follows:

	PresidentialSM Protected Profile 2030 Fund Class C
	Six Months Ended 3/31/13[1] (Unaudited)	11/2/11[2] to 9/30/12
Net asset value, beginning of period	$10.50	$10.00

Income from investment operations:
Net investment income[3]	0.05	0.16
Net realized and unrealized gain	0.51	0.44

Total from investment operations	0.56	0.60

Less dividends and distributions from:
Net investment income	(0.06)	(0.10)

Total dividends and distributions	(0.06)	(0.10)

Net asset value, end of period	$11.00	$10.50

Total return[4]	5.34%	6.07%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$11	$11
Ratio of expenses to average net assets[5]	1.15%	1.10%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[5]	4.00%	7.15%
Ratio of net investment income to average net assets	0.97%	1.69%
Ratio of net investment loss to average net assets prior to expenses waived/reimbursed	(1.88%)	(4.36%)
Portfolio turnover	20%	31%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Date of commencement of operations; ratios have been annualized and total return and portfolio turnover have not been annualized.
[3]	The average shares outstanding method has been applied for per share information.
[4]

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects waivers by the manager and distributor. Performance would have been lower had the waivers not been in effect.

[5]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

PresidentialSM Protected Profile Funds–24

PresidentialSM Protected Profile 2030 Fund

Financial Highlights (continued)

Selected data for each share of the Fund outstanding throughout each period were as follows:

	PresidentialSM Protected Profile 2030 Fund Class I
	Six Months Ended 3/31/13[1] (Unaudited)	11/2/11[2] to 9/30/12
Net asset value, beginning of period	$10.50	$10.00

Income from investment operations:
Net investment income[3]	0.08	0.20
Net realized and unrealized gain	0.50	0.45

Total from investment operations	0.58	0.65

Less dividends and distributions from:
Net investment income	(0.07)	(0.15)

Total dividends and distributions	(0.07)	(0.15)

Net asset value, end of period	$11.01	$10.50

Total return[4]	5.57%	6.54%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$2,228	$2,110
Ratio of expenses to average net assets[5]	0.65%	0.60%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[5] .	3.50%	6.65%
Ratio of net investment income to average net assets	1.47%	2.19%
Ratio of net investment loss to average net assets prior to expenses waived/reimbursed	(1.38%)	(3.86%)
Portfolio turnover.	20%	31%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Date of commencement of operations; ratios have been annualized and total return and portfolio turnover have not been annualized.
[3]	The average shares outstanding method has been applied for per share information.
[4]

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[5]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

PresidentialSM Protected Profile Funds–25

PresidentialSM Protected Profile 2040 Fund

Financial Highlights

Selected data for each share of the Fund outstanding throughout each period were as follows:

	PresidentialSM Protected Profile 2040 Fund Class A
	Six Months Ended 3/31/13[1] (Unaudited)	11/2/11[2] to 9/30/12
Net asset value, beginning of period	$10.54	$10.00

Income from investment operations:
Net investment income[3]	0.07	0.20
Net realized and unrealized gain	0.61	0.47

Total from investment operations	0.68	0.67

Less dividends and distributions from:
Net investment income	(0.07)	(0.13)
Net realized gain	— [4]	—

Total dividends and distributions	(0.07)	(0.13)

Net asset value, end of period	$11.15	$10.54

Total return[5]	6.54%	6.82%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$3,082	$898
Ratio of expenses to average net assets[6]	0.90%	0.85%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[6] .	5.07%	7.81%
Ratio of net investment income to average net assets	1.25%	2.07%
Ratio of net investment loss to average net assets prior to expenses waived/reimbursed	(2.92%)	(4.89%)
Portfolio turnover.	17%	29%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Date of commencement of operations; ratios have been annualized and total return and portfolio turnover have not been annualized.
[3]	The average shares outstanding method has been applied for per share information.
[4]	Net realized gain on investments distributions of $252 were made by the Fund’s Class A, which calculated to de minimus amounts of $0.00 per share.
[5]

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects waivers by the manager and distributor. Performance would have been lower had the waivers not been in effect.

[6]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

PresidentialSM Protected Profile Funds–26

PresidentialSM Protected Profile 2040 Fund

Financial Highlights (continued)

Selected data for each share of the Fund outstanding throughout each period were as follows:

	PresidentialSM Protected Profile 2040 Fund Class C
	Six Months Ended 3/31/13[1] (Unaudited)	11/2/11[2] to 9/30/12
Net asset value, beginning of period	$10.54	$10.00

Income from investment operations:
Net investment income[3]	0.05	0.17
Net realized and unrealized gain	0.62	0.48

Total from investment operations	0.67	0.65

Less dividends and distributions from:
Net investment income	(0.07)	(0.11)
Net realized gain	— [4]	—

Total dividends and distributions	(0.07)	(0.11)

Net asset value, end of period	$11.14	$10.54

Total return[5]	6.37%	6.60%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$11	$11
Ratio of expenses to average net assets[6]	1.15%	1.10%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[6]	5.32%	8.06%
Ratio of net investment income to average net assets	1.00%	1.82%
Ratio of net investment loss to average net assets prior to expenses waived/reimbursed	(3.17%)	(5.14%)
Portfolio turnover	17%	29%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Date of commencement of operations; ratios have been annualized and total return and portfolio turnover have not been annualized.
[3]	The average shares outstanding method has been applied for per share information.
[4]	Net realized gain on investments distributions of $1 were made by the Fund’s Class C, which calculated to de minimus amounts of $0.00 per share.
[5]

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects waivers by the manager and distributor. Performance would have been lower had the waivers not been in effect.

[6]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

PresidentialSM Protected Profile Funds–27

PresidentialSM Protected Profile 2040 Fund

Fund Financial Highlights (continued)

Selected data for each share of the Fund outstanding throughout each period were as follows:

	PresidentialSM Protected Profile 2040 Fund Class I
	Six Months Ended 3/31/13[1] (Unaudited)	11/2/11[2] to 9/30/12
Net asset value, beginning of period	$10.54	$10.00

Income from investment operations:
Net investment income[3]	0.08	0.22
Net realized and unrealized gain	0.61	0.48

Total from investment operations	0.69	0.70

Less dividends and distributions from:
Net investment income	(0.08)	(0.16)
Net realized gain	— [4]	—

Total dividends and distributions	(0.08)	(0.16)

Net asset value, end of period	$11.15	$10.54

Total return[5]	6.59%	7.09%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$2,274	$2,132
Ratio of expenses to average net assets[6]	0.65%	0.60%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[6] .	4.82%	7.56%
Ratio of net investment income to average net assets	1.50%	2.32%
Ratio of net investment loss to average net assets prior to expenses waived/reimbursed	(2.67%)	(4.64%)
Portfolio turnover.	17%	29%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Date of commencement of operations; ratios have been annualized and total return and portfolio turnover have not been annualized.
[3]	The average shares outstanding method has been applied for per share information.
[4]	Net realized gain on investments distributions of $202 were made by the Fund’s Class I, which calculated to de minimus amounts of $ 0.00 per share.
[5]

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[6]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

PresidentialSM Protected Profile Funds–28

PresidentialSM Protected Profile 2050 Fund

Financial Highlights

Selected data for each share of the Fund outstanding throughout each period were as follows:

	PresidentialSM Protected Profile 2050 Fund Class A
	Six Months Ended 3/31/13[1] (Unaudited)	11/2/11[2] to 9/30/12
Net asset value, beginning of period	$10.46	$10.00

Income from investment operations:
Net investment income[3]	0.07	0.22
Net realized and unrealized gain	0.75	0.38

Total from investment operations	0.82	0.60

Less dividends and distributions from:
Net investment income	(0.10)	(0.14)

Total dividends and distributions	(0.10)	(0.14)

Net asset value, end of period	$11.18	$10.46

Total return[4]	7.87%	6.10%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$1,464	$266
Ratio of expenses to average net assets[5]	0.90%	0.84%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[5] .	6.24%	8.34%
Ratio of net investment income to average net assets	1.33%	2.32%
Ratio of net investment loss to average net assets prior to expenses waived/reimbursed	(4.01%)	(5.18%)
Portfolio turnover.	13%	29%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Date of commencement of operations; ratios have been annualized and total return and portfolio turnover have not been annualized.
[3]	The average shares outstanding method has been applied for per share information.
[4]

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects waivers by the manager and distributor. Performance would have been lower had the waivers not been in effect.

[5]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

PresidentialSM Protected Profile Funds–29

PresidentialSM Protected Profile 2050 Fund

Financial Highlights (continued)

Selected data for each share of the Fund outstanding throughout each period were as follows:

	PresidentialSM Protected Profile 2050 Fund Class C
	Six Months Ended 3/31/13[1] (Unaudited)	11/2/11[2] to 9/30/12
Net asset value, beginning of period	$10.46	$10.00

Income from investment operations:
Net investment income[3]	0.06	0.19
Net realized and unrealized gain	0.74	0.39

Total from investment operations	0.80	0.58

Less dividends and distributions from:
Net investment income	(0.09)	(0.12)

Total dividends and distributions	(0.09)	(0.12)

Net asset value, end of period	$11.17	$10.46

Total return[4]	7.71%	5.88%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$11	$10
Ratio of expenses to average net assets[5]	1.15%	1.09%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[5]	6.49%	8.59%
Ratio of net investment income to average net assets	1.08%	2.07%
Ratio of net investment loss to average net assets prior to expenses waived/reimbursed	(4.26%)	(5.43%)
Portfolio turnover	13%	29%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Date of commencement of operations; ratios have been annualized and total return and portfolio turnover have not been annualized.
[3]	The average shares outstanding method has been applied for per share information.
[4]

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects waivers by the manager and distributor. Performance would have been lower had the waivers not been in effect.

[5]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

PresidentialSM Protected Profile Funds–30

PresidentialSM Protected Profile 2050 Fund

Financial Highlights (continued)

Selected data for each share of the Fund outstanding throughout each period were as follows:

	PresidentialSM Protected Profile 2050 Fund Class I
	Six Months Ended 3/31/13[1] (Unaudited)	11/2/11[2] to 9/30/12
Net asset value, beginning of period	$10.46	$10.00

Income from investment operations:
Net investment income[3]	0.08	0.24
Net realized and unrealized gain	0.75	0.38

Total from investment operations	0.83	0.62

Less dividends and distributions from:
Net investment income	(0.11)	(0.16)

Total dividends and distributions	(0.11)	(0.16)

Net asset value, end of period	$11.18	$10.46

Total return[4]	7.96%	6.33%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$2,365	$2,185
Ratio of expenses to average net assets[5]	0.65%	0.59%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[5] .	5.99%	8.09%
Ratio of net investment income to average net assets	1.58%	2.57%
Ratio of net investment loss to average net assets prior to expenses waived/reimbursed	(3.76%)	(4.93%)
Portfolio turnover.	13%	29%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Date of commencement of operations; ratios have been annualized and total return and portfolio turnover have not been annualized.
[3]	The average shares outstanding method has been applied for per share information.
[4]

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[5]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

PresidentialSM Protected Profile Funds–31

PresidentialSM Protected Profile Funds

Notes to Financial Statements

March 31, 2013 (unaudited)

Lincoln Advisors Trust (LAT or the Trust) is organized as a Delaware statutory trust and consists of 5 series (Series): PresidentialSM Protected Profile 2010 Fund, PresidentialSM Protected Profile 2020 Fund, PresidentialSM Protected Profile 2030 Fund, PresidentialSM Protected Profile 2040 Fund and PresidentialSM Protected Profile 2050 Fund (each, a Fund, or collectively, the Funds). The Trust is an open-end investment company. The Funds are considered non-diversified under the Investment Company Act of 1940, as amended, and offer Class A, Class C, and Class I shares. The Class A shares and Class C shares are subject to a distribution and service (Rule 12b-1) fee. Class A shares are sold with a maximum front-end sales charge of up to 5.75%. Class A share purchases of $1,000,000 or more will incur a contingent deferred sales charge (CDSC) of 1.00% if redeemed during the first eighteen months. Class C shares are normally subject to a CDSC of 0.50%, if redeemed during the first twelve months. Class I shares are not subject to a sales charge. The Funds’ shares are available only to investors purchasing through Lincoln affiliates.

Each Fund will invest a significant portion of its assets in exchange-traded funds (ETFs) and investment companies (mutual funds) that are advised by non-affiliated managers (collectively, the Underlying Funds). The Underlying Funds invest in U.S. and foreign stocks, bonds and money market instruments. A significant portion of the Underlying Funds will employ a passive investment style (i.e., index funds). In addition to mutual fund investments, the Funds employ an actively managed risk management overlay strategy that invests directly in exchange-traded futures to seek to control overall portfolio volatility and hedge downside equity market risk.

The Funds are target-date funds, which are designed for investors planning to retire close to the year indicated in the name of the Fund.

Each Fund’s investment objective is to seek the highest total return over time with an increased emphasis on capital preservation as the target date approaches. Thereafter, an emphasis will be placed on high current income with a secondary focus on capital appreciation.

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by the Funds.

Security Valuation–ETFs, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. ETFs traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an ETF does not trade, then the mean between the bid and ask prices will be used, which approximates fair value. The value of the Funds’ investments in each Underlying Fund is based on the published net asset value (NAV) of an Underlying Fund computed as of the close of regular trading on the NYSE on days when the NYSE is open. Determination of the Underlying Funds’ NAVs is the responsibility of the Underlying Funds and not the Funds. Securities of each Underlying Fund are valued under the valuation policy of the Underlying Funds. For information regarding the determination of NAV of each Underlying Fund, see the Underlying Funds’ prospectus and statement of additional information. Futures contracts are valued at the daily quoted settlement prices. Foreign currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available.

Federal Income Taxes–No provision for federal income taxes has been made as each Fund intends to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Funds evaluate tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed each Fund’s tax provision taken on federal income tax returns for the open tax year September 30, 2012, and has concluded that no provision for federal income tax is required in the Funds’ financial statements.

Class Accounting–Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Funds on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Foreign Currency Transactions–Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date in accordance with each Fund’s prospectus. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Funds do not isolate that portion of realized gains and losses on investments which is due to changes in the foreign exchange rates from that which is due to changes in market prices. The changes are included with the net realized and unrealized gain or loss on investments. The Funds report certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

PresidentialSM Protected Profile Funds–32

PresidentialSM Protected Profile Funds

Notes to Financial Statements (continued)

1. Significant Accounting Policies (continued)

Other–Expenses common to all Series of the Trust are allocated to each Series based on their relative net assets. Expenses exclusive to a specific Series within the Trust are charged directly to the applicable Series. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date. The Funds declare and distribute dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.

The Funds may receive earnings credits from their custodian when positive cash balances are maintained, which are used to offset custodian fees. There were no earnings credits for the six months ended March 31, 2013.

2. Management Fees and Other Transactions With Affiliates

Lincoln Investment Advisors Corporation (LIAC) is a registered investment advisor and wholly owned subsidiary of The Lincoln National Life Insurance Company (Lincoln Life), a wholly owned subsidiary of Lincoln National Corporation. LIAC is responsible for overall management of each Fund’s investment portfolio, and provides certain administrative services to each Fund. For its services, LIAC receives a management fee at an annual rate of 0.40% of the average daily net assets of each Fund. This fee is in addition to the management fee indirectly paid to the investment advisors of the Underlying Funds. LIAC has contractually agreed to waive a portion of its advisory fee. The waiver amount is 0.10% of average daily net assets of each Fund. This agreement will continue at least through January 28, 2014, and cannot be terminated before that date without the mutual agreement of the Trust’s Board of Trustees (Board) and LIAC.

LIAC has contractually agreed to reimburse each Fund to the extent that the Funds’ annual operating expenses (excluding Underlying Fund fees and expenses and shareholder services fees) exceed 0.50% of each Fund’s average daily net assets for Class I shares (0.75% for Class A shares and 1.00% for Class C shares). The agreement will continue at least through January 28, 2014, and cannot be terminated before that date without the mutual agreement of the Board and LIAC.

LIAC has retained Wilshire Associates Incorporated (Wilshire) to provide consulting services relating to the Funds’ asset allocation strategy, and Milliman Financial Risk Management LLC (Milliman) to provide consulting services relating to the Funds’ risk management strategy. LIAC pays Wilshire’s and Milliman’s consulting fees out of its advisory fees. Wilshire and Milliman have no advisory authority in relation to the Funds.

Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Funds. For these services, the Funds paid Lincoln Life a monthly fee which was 0.01% of the average daily net assets of the Funds during the month, subject to an annual minimum of $150,000 per year at the Trust level, and reimbursed Lincoln Life for the cost of internal legal services it provided to the Funds through December 31, 2012. Effective January 1, 2013, the Funds are reimbursing Lincoln Life for the cost of administration and internal legal services. For the six months ended March 31, 2013, fees for these administrative and legal services amounted as follows:

	PresidentialSM Protected Profile 2010 Fund	PresidentialSM Protected Profile 2020 Fund	PresidentialSM Protected Profile 2030 Fund	PresidentialSM Protected Profile 2040 Fund	PresidentialSM Protected Profile 2050 Fund
Administration fees	$23,478	$21,916	$19,059	$14,940	$12,786
Legal fees.	9,911	8,379	5,947	3,903	2,993

Lincoln Life also performs daily trading operations. For the six months ended March 31, 2013, each Fund reimbursed Lincoln Life for the cost of these services as follows:

	PresidentialSM Protected Profile 2010 Fund	PresidentialSM Protected Profile 2020 Fund	PresidentialSM Protected Profile 2030 Fund	PresidentialSM Protected Profile 2040 Fund	PresidentialSM Protected Profile 2050 Fund
Trading operation fees	$83	$71	$51	$33	$25

Pursuant to a distribution and service plan, the Funds are authorized to pay service organizations, including affiliates of LIAC, out of the assets of the Class A shares and Class C shares, an annual fee (Plan Fee) not to exceed 0.30% of average daily net assets of the Class A shares and 1.00% of average daily net assets of the Class C shares, as compensation, or reimbursement, for services rendered and/or expenses borne. The Trust entered into a distribution agreement with Lincoln Financial Distributors, Inc. (LFD), an affiliate of LIAC, whereby the Plan Fee is currently limited to 0.25% of the average daily net assets of the Class A shares and 0.50% of the Class C shares. The Plan Fee may be adjusted by the Board. No distribution expenses are paid by Class I shares.

In addition to the Plan Fee, the Funds may pay a Servicing Fee to parties who perform certain shareholder services such as recordkeeping, maintaining shareholder accounts and other client and communication services. The Servicing Fee cannot exceed 0.25% of daily average net assets. The Trust pays Lincoln Retirement Services Company (LRSC), a wholly owned subsidiary of Lincoln Life, a Servicing Fee of 0.15%.

PresidentialSM Protected Profile Funds–33

PresidentialSM Protected Profile Funds

Notes to Financial Statements (continued)

2. Management Fees and Other Transactions With Affiliates (continued)

In addition to the management fees and other expenses reflected on the Statements of Operations, the Funds indirectly bear the investment management fees and other expenses of the Underlying Funds in which they invest. Because each of the Underlying Funds has varied expense and fee levels, and the Funds may own different amounts of shares of these funds at different times, the amount of fees and expenses incurred indirectly will vary.

At March 31, 2013, the Funds had receivables due from or liabilities payable to affiliates as follows:

	PresidentialSM Protected Profile 2010 Fund	PresidentialSM Protected Profile 2020 Fund	PresidentialSM Protected Profile 2030 Fund	PresidentialSM Protected Profile 2040 Fund	PresidentialSM Protected Profile 2050 Fund
Receivables from LIAC	$14,859	$13,937	$13,109	$11,279	$10,724
Distribution fees payable to LFD	2,016	1,896	1,353	643	306
Servicing fees payable to LRSC	1,488	1,421	1,093	673	482

Certain officers and trustees of the Funds are also officers or directors of Lincoln National Life Insurance Company and Lincoln Life & Annuity Company of New York and receive no compensation from the Funds. The Funds pay the compensation of unaffiliated trustees.

3. Investments

For the six months ended March 31, 2013, each Fund made purchases and sales of investment securities other than short-term investments as follows:

	PresidentialSM Protected Profile 2010 Fund	PresidentialSM Protected Profile 2020 Fund	PresidentialSM Protected Profile 2030 Fund	PresidentialSM Protected Profile 2040 Fund	PresidentialSM Protected Profile 2050 Fund
Purchases	$5,110,725	$5,748,305	$5,259,685	$2,584,716	$1,419,078
Sales	1,493,232	809,738	1,240,960	678,549	394,258

At March 31, 2013, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At March 31, 2013, the cost of investments and unrealized appreciation (depreciation) for each Fund were as follows:

	PresidentialSM Protected Profile 2010 Fund	PresidentialSM Protected Profile 2020 Fund	PresidentialSM Protected Profile 2030 Fund	PresidentialSM Protected Profile 2040 Fund	PresidentialSM Protected Profile 2050 Fund
Cost of investments	$10,985,826	$11,913,046	$8,013,874	$4,858,445	$3,392,938

Aggregate unrealized appreciation	$703,570	$747,968	$626,046	$498,646	$437,051
Aggregate unrealized depreciation	(68,182)	(36,555)	(43,613)	(27,565)	(14,487)

Net unrealized appreciation	$635,388	$711,413	$582,433	$471,081	$422,564

U.S. GAAP defines fair value as the price that each Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)

Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–	inputs are significant unobservable inputs (including each Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

PresidentialSM Protected Profile Funds–34

PresidentialSM Protected Profile Funds

Notes to Financial Statements (continued)

3. Investments (continued)

The following table summarizes the valuation of each Fund’s investments by fair value hierarchy levels as of March 31, 2013:

Level 1	PresidentialSM Protected Profile 2010 Fund	PresidentialSM Protected Profile 2020 Fund	PresidentialSM Protected Profile 2030 Fund	PresidentialSM Protected Profile 2040 Fund	PresidentialSM Protected Profile 2050 Fund
Investment Companies	$11,621,214	$12,624,459	$8,596,307	$5,329,527	$3,815,502

Futures Contracts	$11,456	$9,154	$8,623	$5,780	$6,457

There were no Level 3 investments at the beginning or end of the period.

During the six months ended March 31, 2013, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Funds. The Funds’ policy is to recognize transfers between levels at the beginning of the reporting period.

4. Dividend and Distribution Information

Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Additionally, distributions from net gains on foreign currency transactions and net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. The tax character of dividends and distributions paid during the six months ended March 31, 2013 and the period November 2, 2011* through September 30, 2012 was as follows:

	PresidentialSM Protected Profile 2010 Fund	PresidentialSM Protected Profile 2020 Fund	PresidentialSM Protected Profile 2030 Fund	PresidentialSM Protected Profile 2040 Fund	PresidentialSM Protected Profile 2050 Fund
Six months ended March 31, 2013:**
Ordinary income	$82,469	$67,218	$48,991	$34,676	$33,262
Long-term capital gains	3,946	2,657	—	455	—

Total	$86,415	$69,875	$48,991	$35,131	$33,262

November 2, 2011* through September 30, 2012:
Ordinary income	$46,946	$44,007	$36,063	$34,174	$33,510

*	Date of commencement of operations
**	Tax information for the six months ended March 31, 2013 is an estimate and the tax character of dividends and distributions may be redesignated at fiscal year end.

5. Components of Net Assets on a Tax Basis

The components of net assets are estimated since final tax characteristics cannot be determined until fiscal year end. As of March 31, 2013, the estimated components of net assets on a tax basis were as follows:

	PresidentialSM Protected Profile 2010 Fund	PresidentialSM Protected Profile 2020 Fund	PresidentialSM Protected Profile 2030 Fund	PresidentialSM Protected Profile 2040 Fund	PresidentialSM Protected Profile 2050 Fund
Shares of beneficial interest	$11,106,402	$11,493,715	$8,147,036	$4,974,226	$3,509,017
Undistributed ordinary income	3,207	11,843	12,268	8,505	6,985
Realized losses 10/1/12-3/31/13	(25,759)	(36,005)	(26,038)	(14,186)	(11,394)
Accumulated capital & other losses	(38,822)	(74,440)	(80,123)	(78,218)	(92,814)
Unrealized appreciation	645,706	718,699	590,622	476,410	428,594

Net assets	$11,690,734	$12,113,812	$8,643,765	$5,366,737	$3,840,388

The differences between book basis and tax basis components of net assets are primarily attributable to tax deferral of losses on wash sales, partnership interest and mark-to-market of futures contracts.

For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Reclassifications are primarily due to tax treatment of gain (loss) on foreign currency transactions, dividends and distributions, and distributions received from the Underlying Funds. Results of operations and net assets were not affected by these reclassifications. For the six months ended March 31, 2013, the Funds recorded an estimate of these differences since final tax characteristics cannot be determined until fiscal year end.

PresidentialSM Protected Profile Funds–35

PresidentialSM Protected Profile Funds

Notes to Financial Statements (continued)

5. Components of Net Assets on a Tax Basis (continued)

	PresidentialSM Protected Profile 2010 Fund	PresidentialSM Protected Profile 2020 Fund	PresidentialSM Protected Profile 2030 Fund	PresidentialSM Protected Profile 2040 Fund	PresidentialSM Protected Profile 2050 Fund
Undistributed net investment income	$(1,814)	$1,272	$2,200	$426	$444
Accumulated net realized loss	1,814	(1,272)	(2,200)	(426)	(444)

The Regulated Investment Company Modernization Act of 2010 (the Act) was enacted on December 22, 2010. The Act makes changes to several tax rules impacting the Funds. The provisions of the Act were effective for the Funds’ fiscal year ended September 30, 2012. The Act provides for the unlimited carryover of future capital losses. The Act also provides that each capital loss carryforward retains its character as short-term or long-term capital loss.

Loss incurred that will be carried forward under the Act are as follows:

	PresidentialSM Protected Profile 2010 Fund	PresidentialSM Protected Profile 2020 Fund	PresidentialSM Protected Profile 2030 Fund	PresidentialSM Protected Profile 2040 Fund	PresidentialSM Protected Profile 2050 Fund
Loss carryforward character:
Short-term	$—	$5,013	$16,413	$1,810	$8,122

For the six months ended March 31, 2013, the Funds had the following capital gains (losses), which may reduce (increase) the capital loss carryforwards:

PresidentialSM Protected Profile 2010 Fund	PresidentialSM Protected Profile 2020 Fund	PresidentialSM Protected Profile 2030 Fund	PresidentialSM Protected Profile 2040 Fund	PresidentialSM Protected Profile 2050 Fund
$(25,759)	$(36,005)	$(26,038)	$(14,186)	$(11,394)

6. Capital Shares

Transactions in capital shares were as follows:

	PresidentialSM Protected Profile 2010 Fund		PresidentialSM Protected Profile 2020 Fund		PresidentialSM Protected Profile 2030 Fund
	Six Months Ended 3/31/13	11/2/11* to 9/30/12	Six Months Ended 3/31/13	11/2/11* to 9/30/12	Six Months Ended 3/31/13	11/2/11* to 9/30/12
Shares sold:
Class A	414,523	571,363	498,905	424,878	462,166	218,147
Class C	—	1,000	—	1,000	—	1,000
Class I	—	198,000	459	199,157	—	198,000
Shares issued upon reinvestment of dividends and distributions:
Class A	6,496	1,862	5,059	1,445	3,311	644
Class C	8	9	7	10	6	10
Class I	1,718	2,672	1,576	2,827	1,362	2,900

	422,745	774,906	506,006	629,317	466,845	420,701

Shares repurchased:
Class A	(81,562)	(44,765)	(26,563)	(8,647)	(75,264)	(27,014)
Class I	—	—	(3)	(2)	—	—

	(81,562)	(44,765)	(26,566)	(8,649)	(75,264)	(27,014)

Net increase	341,183	730,141	479,440	620,668	391,581	393,687

PresidentialSM Protected Profile Funds–36

PresidentialSM Protected Profile Funds

Notes to Financial Statements (continued)

6. Capital Shares (continued)

	PresidentialSM Protected Profile 2040 Fund		PresidentialSM Protected Profile 2050 Fund
	Six Months Ended 3/31/13	11/2/11* to 9/30/12	Six Months Ended 3/31/13	11/2/11* to 9/30/12
Shares sold:
Class A	213,013	97,484	109,419	25,431
Class C	—	1,000	—	1,000
Class I	—	199,179	560	206,723
Shares issued upon reinvestment of dividends and distributions:
Class A	1,798	210	1,075	54
Class C	7	11	9	12
Class I	1,541	3,173	2,106	3,308

	216,359	301,057	113,169	236,528

Shares repurchased:
Class A	(23,659)	(12,417)	(4,858)	(97)
Class I	(3)	(2)	(24)	(1,187)

	(23,662)	(12,419)	(4,882)	(1,284)

Net increase	192,697	288,638	108,287	235,244

*	Date of commencement of operations

7. Derivatives

U.S. GAAP requires enhanced disclosures that enable investors to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.

Futures Contracts–Each Fund may use futures in the normal course of pursuing its investment objectives and strategies. Each Fund may invest in futures contracts to hedge its existing portfolio securities against fluctuations in fair value caused by changes in prevailing market interest rates. In addition, each Fund may invest in futures as part of its risk management overlay strategy to seek to control overall portfolio volatility and hedge downside market risk. Upon entering into a futures contract, the Funds deposit cash or pledge U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Funds as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is reduced counterparty credit risk to a Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.

PresidentialSM Protected Profile Funds–37

PresidentialSM Protected Profile Funds

Notes to Financial Statements (continued)

7. Derivatives (continued)

PresidentialSM Protected Profile 2010 Fund

Fair values of derivative instruments as of March 31, 2013 were as follows:

	Asset Derivatives		Liability Derivatives
	Statement of Net Assets Location	Fair Value	Statement of Net Assets Location	Fair Value
Equity contracts (Futures contracts)	Receivables and other assets net of liabilities	$21,434	Receivables and other assets net of liabilities	$(9,978)

The effect of derivative instruments on the Statements of Operations for the six months ended March 31, 2013 was as follows:

	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Equity contracts (Futures contracts)	Net realized loss on futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	$(50,825)	$7,068

PresidentialSM Protected Profile 2020 Fund

Fair values of derivative instruments as of March 31, 2013 were as follows:

	Asset Derivatives		Liability Derivatives
	Statement of Net Assets Location	Fair Value	Statement of Net Assets Location	Fair Value
Equity contracts (Futures contracts)	Liabilities net of receivables and other assets	$17,885	Liabilities net of receivables and other assets	$(8,731)

The effect of derivative instruments on the Statements of Operations for the six months ended March 31, 2013 was as follows:

	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Equity contracts (Futures contracts)	Net realized loss on futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	$(60,459)	$(1,489)

PresidentialSM Protected Profile 2030 Fund

Fair values of derivative instruments as of March 31, 2013 were as follows:

	Asset Derivatives		Liability Derivatives
	Statement of Net Assets Location	Fair Value	Statement of Net Assets Location	Fair Value
Equity contracts (Futures contracts)	Receivables and other assets net of liabilities	$16,106	Receivables and other assets net of liabilities	$(7,483)

The effect of derivative instruments on the Statements of Operations for the six months ended March 31, 2013 was as follows:

	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Equity contracts (Futures contracts)	Net realized loss on futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	$(50,080)	$2,972

PresidentialSM Protected Profile Funds–38

PresidentialSM Protected Profile Funds

Notes to Financial Statements (continued)

7. Derivatives (continued)

PresidentialSM Protected Profile 2040 Fund

Fair values of derivative instruments as of March 31, 2013 were as follows:

	Asset Derivatives		Liability Derivatives
	Statement of Net Assets Location	Fair Value	Statement of Net Assets Location	Fair Value
Equity contracts (Futures contracts)	Receivables and other assets net of liabilities	$10,769	Receivables and other assets net of liabilities	$(4,989)

The effect of derivative instruments on the Statements of Operations for the six months ended March 31, 2013 was as follows:

	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Equity contracts (Futures contracts)	Net realized loss on futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	$(35,221)	$125

PresidentialSM Protected Profile 2050 Fund

Fair values of derivative instruments as of March 31, 2013 were as follows:

	Asset Derivatives		Liability Derivatives
	Statement of Net Assets Location	Fair Value	Statement of Net Assets Location	Fair Value
Equity contracts (Futures contracts)	Receivables and other assets net of liabilities	$8,951	Receivables and other assets net of liabilities	$(2,494)

The effect of derivative instruments on the Statements of Operations for the six months ended March 31, 2013 was as follows:

	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Equity contracts (Futures contracts)	Net realized loss on futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	$(29,383)	$2,651

Derivatives Generally. The table below summarizes the average balance of derivative holdings by each Fund during the six months ended March 31, 2013. The average balance of derivatives held is generally similar to the volume of derivative activity for the six months ended March 31, 2013.

	Asset Derivative Volume Future Contracts (Average Notional Value)	Liability Derivative Volume Future Contracts (Average Notional Value)
PresidentialSM Protected Profile 2010 Fund	$—	$781,568
PresidentialSM Protected Profile 2020 Fund	—	827,450
PresidentialSM Protected Profile 2030 Fund	—	679,775
PresidentialSM Protected Profile 2040 Fund	—	509,502
PresidentialSM Protected Profile 2050 Fund	—	427,645

8. Contractual Obligations

The Funds enter into contracts in the normal course of business that contain a variety of indemnifications. The Funds’ maximum exposure under these arrangements is unknown. However, the Funds have not had prior claims or losses pursuant to these contracts. Management has reviewed the Funds’ existing contracts and expects the risk of material loss to be remote.

PresidentialSM Protected Profile Funds–39

PresidentialSM Protected Profile Funds

Notes to Financial Statements (continued)

9. Subsequent Events

Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Funds’ financial statements.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Form N-Q is available without charge on the Commission’s website at http://www.sec.gov. The Trust’s Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. You may also request a copy by calling 1-800-4LINCOLN (454-6265).

For a free copy of the Fund proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

PresidentialSM Protected Profile Funds–40

Item 2. Code of Ethics

Not Applicable.

Item 3. Audit Committee Financial Expert

Not Applicable.

Item 4. Principle Accountant Fees and Services

(a)	Audit Fees

Not Applicable.

(b)	Audit-Related Fees

Not Applicable.

(c)	Tax Fees

Not Applicable.

(d)	All Other Fees

Not Applicable.

(e) (1)	Audit Committee Pre-Approval Policies and Procedures

Not Applicable.

(e)(2)	Not Applicable.

(f)	Not Applicable.

(g)	Aggregate Non-Audit Fees

Not Applicable.

(h)	Principal Accountant’s Independence

Not Applicable.

Item 5. Audit Committee of Listed Registrants

Not Applicable.

Item 6. Schedule of Investments

(a)	The Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not Applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not Applicable.

Item 10. Submission of Matters to a Vote of Security Holders

Not Applicable.

Item 11. Controls and Procedures

(a) The Registrant’s president and chief accounting officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the Registrant is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1)	Code of Ethics – Not Applicable.

(a)(2)	Certification pursuant to Rule 30a-2 under the Investment Company Act of 1940 attached hereto as Exhibit 99.CERT.

(a)(3)	Not Applicable.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Lincoln Advisors Trust (Registrant)

/s/ Daniel R. Hayes
Daniel R. Hayes
President
(Signature and Title)

Date: May 21, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Daniel R. Hayes
Daniel R. Hayes
President
(Signature and Title)

Date:	May 21, 2013

By	/s/ William P. Flory, Jr.
William P. Flory, Jr.
Chief Accounting Officer
(Signature and Title)

Date:	May 21, 2013